S000016633 [Member] Investment Objectives and Goals - Western Asset New York Municipals Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	WESTERN ASSET NEW YORK MUNICIPALS FUND
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks as high a level of income exempt from regular federal income tax and New York state and New York City personal income taxes as is consistent with prudent investing.